Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment	The estimated useful lives of major asset categories are as follows:

Buildings	40 years
Compressor and related equipment	10-15 years
Machinery and equipment	3-15 years
Furniture, fixtures and office equipment	3-7 years
Software	3-5 years
Vehicles	5 years
Land	Unlimited
Leasehold improvements	Lesser of useful life or lease term

Property, plant and equipment consist of the following as of December 31, 2024 and 2023 (in thousands):

	As of December 31,
	2024	2023
Land	$1,822	$150
Buildings	3,297	1,935
Furniture and fixtures	5,263	2,339
Software	3,659	—
Machinery and equipment	857,900	409,212
Vehicles	5,889	2,052
Leasehold improvements	8,269	—
Construction in progress	7,148	275
Property, plant and equipment	893,247	415,963
Less: accumulated depreciation	(190,631)	(123,740)
Property, plant and equipment, net	$702,616	$292,223